RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - LIQUIDITY AND CREDIT RISK (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
LIQUIDITY RISK AND CREDIT RISK
Rolling time period over which the Company forecasts cash requirements	12 months
Period of anticipated requirements for which the Company maintains sufficient liquidity through committed credit facilities	1 year
Period after which receivables are classified as past due	30 days
Derivative instruments
LIQUIDITY RISK AND CREDIT RISK
Maximum credit exposure with respect to derivative instruments	CAD 487	CAD 809
Letters of credit provided in lieu of providing cash collateral to counterparties	160
Cash collateral on asset exposure	0	17
Derivative instruments | Canadian financial institutions
LIQUIDITY RISK AND CREDIT RISK
Maximum credit exposure with respect to derivative instruments	39	47
Derivative instruments | United States financial institutions
LIQUIDITY RISK AND CREDIT RISK
Maximum credit exposure with respect to derivative instruments	179	450
Derivative instruments | European financial institutions
LIQUIDITY RISK AND CREDIT RISK
Maximum credit exposure with respect to derivative instruments	106	95
Derivative instruments | Asian financial institutions
LIQUIDITY RISK AND CREDIT RISK
Maximum credit exposure with respect to derivative instruments	1	4
Derivative instruments | Other
LIQUIDITY RISK AND CREDIT RISK
Maximum credit exposure with respect to derivative instruments	CAD 162	CAD 213